Equity-Accounted Investees - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Disclosure of equity-accounted investees [line items]
Investments	$ 113.6	$ 30.8	$ (62.3)
Total equity accounted investees	84.9	178.8		$ 84.9
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of equity-accounted investees [line items]
Investments	$ 113.6	$ 30.8	$ (62.3)
Asanko Gold Ghana Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture				45.00%
Government ownership percentage				10.00%
Shika Group Finance Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture				50.00%
Adansi Gold Company Ghana Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture				50.00%
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of equity-accounted investees [line items]
Interest in joint venture	40.00%	40.00%	40.00%
Remaining percentage of ownership not yet exercised	20.00%
Total equity accounted investees	$ 0.0			$ 0.0
Lepanto Consolidated Mining Company
Disclosure of equity-accounted investees [line items]
Interest in joint venture	60.00%
Lepanto Consolidated Mining Company | Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of equity-accounted investees [line items]
Interest in joint venture		60.00%